Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 1,558,109,298	$ 112,729,082	$ 41,656,670	$ 19,526,060	$ 1,732,021,110
Copper, molybdenum and other by products
Total	1,541,956,857	$ 112,729,082	41,044,452	16,565,996	1,712,296,387
Copper, Zinc, silver, Gold and related by products
Total	16,150,851			$ 2,960,064	19,110,915
Ecuador
Total	$ 1,590		10,019		11,609
Chile
Total			573,351		573,351
Argentina
Total			$ 28,848		$ 28,848